Voya Large Cap Value Fund	PORTFOLIO OF INVESTMENTS
as of August 31, 2020 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 99.7%
		Communication Services: 9.1%
106,986		Activision Blizzard, Inc.	$ 8,935,471	1.4
591,928		AT&T, Inc.	17,645,374	2.8
357,867		Interpublic Group of Cos., Inc.	6,355,718	1.0
225,388		ViacomCBS, Inc. - Class B	6,277,056	1.0
135,203		Walt Disney Co.	17,829,219	2.9
			57,042,838	9.1

		Consumer Discretionary: 6.7%
88,521		Darden Restaurants, Inc.	7,672,115	1.2
62,392		Hasbro, Inc.	4,925,224	0.8
160,942		Las Vegas Sands Corp.	8,161,369	1.3
50,113		Nike, Inc. - Class B	5,607,143	0.9
157,035		Service Corp. International	7,168,648	1.2
148,258		TJX Cos., Inc.	8,123,056	1.3
			41,657,555	6.7

		Consumer Staples: 8.7%
41,354		Constellation Brands, Inc.	7,628,986	1.2
128,511		Kellogg Co.	9,112,715	1.5
196,259		Philip Morris International, Inc.	15,659,506	2.5
96,107		Procter & Gamble Co.	13,294,481	2.1
143,378		Sysco Corp.	8,622,753	1.4
			54,318,441	8.7

		Energy: 4.5%
181,544		BP PLC ADR	3,799,716	0.6
135,063		Chevron Corp.	11,335,838	1.8
107,371		Concho Resources, Inc./Midland TX	5,581,145	0.9
96,663		Diamondback Energy, Inc.	3,765,990	0.6
75,580		Valero Energy Corp.	3,974,752	0.6
			28,457,441	4.5

		Financials: 18.2%
334,906		American International Group, Inc.	9,759,161	1.6
146,039		Apollo Global Management, Inc.	6,844,848	1.1
565,735		Bank of America Corp.	14,562,019	2.3
252,215		Citigroup, Inc.	12,893,231	2.1
123,902		First American Financial Corp.	6,513,528	1.0
59,688		Goldman Sachs Group, Inc.	12,228,281	1.9
247,516		Hartford Financial Services Group, Inc.	10,012,022	1.6
127,973		Intercontinental Exchange, Inc.	13,594,572	2.2
424,752		SLM Corp.	3,245,105	0.5
88,605		State Street Corp.	6,033,114	1.0
257,918		Truist Financial Corp.	10,009,798	1.6
231,178		US Bancorp	8,414,879	1.3
			114,110,558	18.2

		Health Care: 14.0%
83,742	(1)	Alcon, Inc.	4,801,766	0.8
27,149		Becton Dickinson & Co.	6,590,963	1.0
5,495	(1)	Biogen, Inc.	1,580,582	0.2
172,649		Bristol-Myers Squibb Co.	10,738,768	1.7
53,153		Cigna Corp.	9,427,747	1.5
128,063		Johnson & Johnson	19,646,145	3.1
160,481		Medtronic PLC	17,246,893	2.8
84,231		Novartis AG ADR	7,248,920	1.2
18,327		Thermo Fisher Scientific, Inc.	7,861,916	1.3
19,341		Zimmer Biomet Holdings, Inc.	2,724,760	0.4
			87,868,460	14.0

		Industrials: 13.2%
37,588		Cummins, Inc.	7,790,113	1.3
114,661		Hexcel Corp.	4,516,497	0.7
61,984		L3Harris Technologies, Inc.	11,202,988	1.8
63,056		Norfolk Southern Corp.	13,401,292	2.2
33,795		Old Dominion Freight Line	6,832,673	1.1
52,757		Parker Hannifin Corp.	10,868,469	1.7
157,607	(1)	Raytheon Technologies Corp.	9,614,027	1.5
151,056		Timken Co.	8,185,725	1.3
55,735	(1)	United Rentals, Inc.	9,867,882	1.6
			82,279,666	13.2

		Information Technology: 9.4%
16,371	(1)	Adobe, Inc.	8,404,708	1.3
28,160		Broadcom, Inc.	9,775,744	1.6
89,443	(1)	Fiserv, Inc.	8,906,734	1.4
431,338		HP, Inc.	8,432,658	1.4
48,532		MKS Instruments, Inc.	5,801,030	0.9
65,937		Motorola Solutions, Inc.	10,203,751	1.6
60,036		NXP Semiconductor NV - NXPI - US	7,550,127	1.2
			59,074,752	9.4

		Materials: 4.7%
36,426		Air Products & Chemicals, Inc.	10,645,863	1.7
26,412		Celanese Corp. - Series A	2,671,574	0.5
193,058		CF Industries Holdings, Inc.	6,299,482	1.0
102,880		Eastman Chemical Co.	7,521,557	1.2
19,078		Reliance Steel & Aluminum Co.	2,000,710	0.3
			29,139,186	4.7

		Real Estate: 5.3%
135,012		American Homes 4 Rent	3,866,743	0.6
20,835		Crown Castle International Corp.	3,401,314	0.6
207,500		MGM Growth Properties LLC	5,824,525	0.9
78,320		ProLogis, Inc.	7,977,675	1.3
119,878		Spirit Realty Capital, Inc.	4,256,868	0.7

Voya Large Cap Value Fund	PORTFOLIO OF INVESTMENTS
as of August 31, 2020 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Real Estate: (continued)
1,146,622	VEREIT, Inc.	$ 7,705,300	1.2
		33,032,425	5.3

	Utilities: 5.9%
45,165	DTE Energy Co.	5,359,731	0.9
83,848	Duke Energy Corp.	6,736,348	1.1
83,816	Entergy Corp.	8,309,518	1.3
209,232	Exelon Corp.	7,722,753	1.2
31,055	NextEra Energy, Inc.	8,669,624	1.4
		36,797,974	5.9

	Total Common Stock
	(Cost $550,400,039)	623,779,296	99.7

SHORT-TERM INVESTMENTS: 0.1%
	Mutual Funds: 0.1%
797,000	(2) Goldman Sachs Financial Square Government Fund - Institutional Shares, 0.020%
	(Cost $797,000)	797,000	0.1

	Total Short-Term Investments
	(Cost $797,000)	797,000	0.1

Total Investments in Securities (Cost $551,197,039)	$ 624,576,296	99.8
Assets in Excess of Other Liabilities	1,045,104	0.2
Net Assets	$ 625,621,400	100.0

ADR American Depositary Receipt
(1)	Non-income producing security.
(2)	Rate shown is the 7-day yield as of August 31, 2020.

Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of August 31, 2020 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at August 31, 2020
Asset Table
Investments, at fair value
Common Stock*	$623,779,296	$–	$–	$623,779,296
Short-Term Investments	797,000	–	–	797,000
Total Investments, at fair value	$624,576,296	$–	$–	$624,576,296

*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

Voya Large Cap Value Fund	PORTFOLIO OF INVESTMENTS
as of August 31, 2020 (Unaudited) (Continued)

At August 31, 2020, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $579,631,391.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$90,216,257
Gross Unrealized Depreciation	(45,266,780)
Net Unrealized Appreciation	$44,949,477